FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034
                                   ---------

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  7/31/06
                           -------



Item 1. Schedule of Investments.


Franklin Real Estate Securities Trust

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Real Estate Securities Fund .....................................    3

Notes to Statement of Investments ........................................    6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL ESTATE SECURITIES FUND                                                         SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.4%
    COMMON STOCKS 97.4%
    FINANCE/RENTAL/LEASING 1.0%
    CharterMac LP ...................................................................            549,500       $ 10,638,320
                                                                                                               ------------
    FINANCIAL CONGLOMERATES 2.4%
    Brookfield Asset Management Inc., A (Canada) ....................................             29,700          1,229,165
    Brookfield Asset Management Inc., A (Canada) (USD Traded) .......................            547,050         22,713,516
                                                                                                               ------------
                                                                                                                 23,942,681
                                                                                                               ------------
    HOMEBUILDING 23.6%
    Centex Corp. ....................................................................            222,200         10,512,282
    D.R. Horton Inc. ................................................................          1,212,200         25,977,446
  a Hovnanian Enterprises Inc., A ...................................................            712,100         19,504,419
    KB Home .........................................................................            574,400         24,423,488
    Lennar Corp., A .................................................................            674,800         30,183,804
    M.D.C. Holdings Inc. ............................................................          1,039,400         45,349,022
  a Meritage Homes Corp. ............................................................            608,400         23,587,668
  a NVR Inc. ........................................................................             30,800         15,246,000
    Pulte Homes Inc. ................................................................            178,000          5,073,000
    The Ryland Group Inc. ...........................................................            483,000         19,730,550
    Standard Pacific Corp. ..........................................................            425,400          9,499,182
  a Toll Brothers Inc. ..............................................................            400,100         10,230,557
                                                                                                               ------------
                                                                                                                239,317,418
                                                                                                               ------------
    HOTEL/RESORTS/CRUISELINES 1.1%
    Starwood Hotels & Resorts Worldwide Inc. ........................................            215,100         11,309,958
                                                                                                               ------------
    OTHER CONSUMER SERVICES 0.1%
    Cendant Corp. ...................................................................            791,100          1,580,222
                                                                                                               ------------
    REAL ESTATE DEVELOPMENT 5.9%
    Brookfield Properties Corp. (Canada) ............................................            473,760         15,799,896
    Forest City Enterprises Inc., A .................................................            797,200         39,780,280
a,b Killam Properties Inc., 144A (Canada) ...........................................          1,508,500          3,200,212
a,c NorthStar Capital Investment Corp. ..............................................            100,000            788,000
                                                                                                               ------------
                                                                                                                 59,568,388
                                                                                                               ------------
    REAL ESTATE INVESTMENT TRUSTS 63.3%
    Affordable Residential Communities ..............................................            553,100          5,990,073
    Ashford Hospitality Trust .......................................................            687,300          8,075,775
    BioMed Realty Trust Inc. ........................................................            505,300         15,062,993
    Boardwalk REIT (Canada) .........................................................          1,331,500         32,408,710
    Brandywine Realty Trust .........................................................            478,000         15,123,920
    Capital Trust Inc., A ...........................................................            273,900          9,416,682
    CBL & Associates Properties Inc. ................................................            228,800          8,959,808
    Cedar Shopping Centers Inc. .....................................................            764,600         11,591,336
    Corporate Office Properties Trust ...............................................            354,200         15,939,000
    Cousins Properties Inc. .........................................................             57,700          1,833,129
    Digital Realty Trust Inc. .......................................................            576,900         15,766,677
  a Eagle Hospitality Properties Trust Inc. .........................................            426,500          3,936,595
    Education Realty Trust Inc. .....................................................            130,700          2,042,841
    Entertainment Properties Trust ..................................................            195,600          8,326,692
  a Extra Space Storage Inc. ........................................................          1,012,300         16,125,939


                                          Quarterly Statement of Investments | 3

Franklin Real Estate Securities Trust

---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN REAL ESTATE SECURITIES FUND                                                       SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   COMMON STOCKS (CONTINUED)
   REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
   First Potomac Realty Trust .....................................................           260,200          $  7,361,058
   General Growth Properties Inc. .................................................           384,890            17,566,380
   GMH Communities Trust ..........................................................         1,279,700            16,047,438
   HomeBanc Corp. .................................................................           158,000             1,295,600
   Host Hotels & Resorts Inc. .....................................................           813,636            17,265,356
   iStar Financial Inc. ...........................................................           734,100            29,187,816
   Kimco Realty Corp. .............................................................           299,600            11,756,304
   Kite Realty Group Trust ........................................................           945,800            14,593,694
   LaSalle Hotel Properties .......................................................           275,400            11,376,774
   Lexington Corporate Properties Trust ...........................................           420,300             8,372,376
   Liberty Property Trust .........................................................           360,900            16,908,165
   The Macerich Co. ...............................................................           561,700            40,863,675
   MortgageIT Holdings Inc. .......................................................         1,021,300            14,921,193
   Newcastle Investment Corp. .....................................................           728,000            18,702,320
   Parkway Properties Inc. ........................................................           183,000             8,321,010
   Pennsylvania REIT ..............................................................            60,400             2,378,552
   ProLogis .......................................................................           587,198            32,501,409
   PS Business Parks Inc. .........................................................           433,800            26,028,000
   Public Storage Inc. ............................................................           361,500            29,024,835
   Ramco-Gershenson Properties Trust ..............................................           223,800             6,586,434
   Redwood Trust Inc. .............................................................           151,700             7,217,886
   Regency Centers Corp. ..........................................................           218,800            14,029,456
   Simon Property Group Inc. ......................................................           281,263            24,056,424
   Strategic Hotels & Resorts Inc. ................................................           462,000             9,216,900
   Sunstone Hotel Investors Inc. ..................................................           169,600             4,809,856
 b Taberna Realty Finance Trust, 144A .............................................           890,800            13,362,000
   Tanger Factory Outlet Centers Inc. .............................................           234,600             7,718,340
   U-Store-It Trust ...............................................................           945,200            18,015,512
   Ventas Inc. ....................................................................           578,642            20,674,879
   Vornado Realty Trust ...........................................................           208,700            21,819,585
                                                                                                               ------------
                                                                                                                642,579,397
                                                                                                               ------------
   TOTAL LONG TERM INVESTMENTS (COST $765,609,387) ................................                             988,936,384
                                                                                                               ------------
   SHORT TERM INVESTMENTS (COST $27,461,122) 2.7%
   MONEY MARKET FUND 2.7%
 d Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ...........        27,461,122            27,461,122
                                                                                                               ------------


4 | Quarterly Statement of Investments

Franklin Real Estate Securities Trust

------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE SECURITIES FUND                                                             VALUE
------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (COST $793,070,509) 100.1% ....................................           $1,016,397,506
  OTHER ASSETS, LESS LIABILITIES (0.1)% ...........................................               (1,242,558)
                                                                                              --------------
  NET ASSETS 100.0% ...............................................................           $1,015,154,948
                                                                                              ==============

SELECTED PORTFOLIO ABBREVIATION

REIT - Real Estate Investment Trust

a     Non-income producing for the twelve months ended July 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At July 31, 2006, the aggregate value of these securities was $16,562,212, representing 1.63% of net assets.

c     See Note 2 regarding restricted securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Franklin Real Estate Securities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

Franklin Real Estate Securities Trust is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (the Fund).

1. INCOME TAXES

At July 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows

Cost of investments ..............................    $796,236,577
                                                      ============

Unrealized appreciation ..........................    $314,412,826
Unrealized depreciation ..........................     (94,251,897)
                                                      ------------
Net unrealized appreciation (depreciation) .......    $220,160,929
                                                      ============

2. RESTRICTED SECURITIES

At July 31, 2006, the Fund held investments in restricted securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

---------------------------------------------------------------------------------------------------------
                                                               ACQUISITION
SHARES          ISSUER                                             DATE            COST            VALUE
---------------------------------------------------------------------------------------------------------
100,000         NorthStar Capital Investment Corp. ..........     1/16/98       $1,993,250       $788,000
                                                                                                 --------
                TOTAL RESTRICTED SECURITIES (0.08% of Net Assets)

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2006










                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN REAL ESTATE SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006


/s/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN REAL ESTATE SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer